Share-based payment - Summary of Share-Based Payment Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 9,142	$ 9,841	$ 5,393
Selling, general and administrative expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	7,431	7,257	5,131
Research and development expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 1,711	$ 2,584	$ 262